Provisions - Summary of Provisions are Expected to be Settled Within the Following Time Windows (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	$ 2,400	$ 2,278	$ 897
Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	153	232	157
Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	701
Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	135
Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	44
Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	59
Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	444
Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	1,383	1,592	733
Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	864	$ 454	$ 7
Less than 1 year [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	885
Less than 1 year [Member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	69
Less than 1 year [Member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	138
Less than 1 year [Member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	37
Less than 1 year [Member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	16
Less than 1 year [Member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	30
Less than 1 year [Member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	221
Less than 1 year [Member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	595
1-2 years [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	820
1-2 years [Member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	22
1-2 years [Member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	464
1-2 years [Member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	7
1-2 years [Member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	19
1-2 years [Member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	6
1-2 years [Member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	296
1-2 years [Member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	792
1-2 years [Member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	6
2-5 years [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	641
2-5 years [Member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	60
2-5 years [Member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	57
2-5 years [Member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	85
2-5 years [Member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	6
2-5 years [Member] | Excise duties - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	53
2-5 years [Member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	117
2-5 years [Member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	318
2-5 years [Member] | Other - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	263
Greater than 5 years [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	54
Greater than 5 years [Member] | Restructuring [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	2
Greater than 5 years [Member] | Income and Indirect Taxes - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	42
Greater than 5 years [Member] | Labor - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	6
Greater than 5 years [Member] | Commercial - Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	3
Greater than 5 years [Member] | Other Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	1
Greater than 5 years [Member] | Disputes [Member]
Disclosure Of Schedule To Settle Provisions [Line Items]
Total provisions	$ 52